Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Current Assets
Cash	$ 30,367	$ 233,843
Accounts and grants receivable	1,001,936	913,458
Prepaid and other receivables	94,609	101,539
	1,126,912	1,248,840
Non-Current Assets
Property and equipment	26,692	31,597
Right-of-use assets	320,454
TOTAL ASSETS	1,474,058	1,302,004
Current Liabilities
Accounts payable	199,931	312,034
Accrued liabilities	361,593	167,558
Contract liability	176,427	217,259
Lease inducement	37,849	46,559
	775,800	743,410
Non-Current Liabilities
Lease obligation	289,825
TOTAL LIABILITIES	1,065,625	743,410
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,036,282	3,955,167
Accumulated other comprehensive income	(276,468)	(271,245)
Deficit	(25,266,103)	(25,040,050)
TOTAL EQUITY	408,434	558,594
TOTAL EQUITY AND LIABILITIES	$ 1,474,058	$ 1,302,004